Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Property and equipment, net

Note 6 - Property and equipment, net

Property and equipment consist of the following:

	December 31,	December 31,
	2021	2020
Office furniture	$11,342	$11,071
Computer and office equipment	83,081	80,222
Equipment	1,196,636	1,567,410
Vehicle	89,345	87,215

Total property and equipment	1,380,405	1,745,918
Less: accumulated depreciation	(1,095,713)	(1,374,192)
Total	$284,692	$371,726

Depreciation expense for the years ended December 31, 2020 and 2021 amounted to $140,418 and $278,479, respectively.